Barclays 10D prepared by Black and Callow

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from July 1, to July 31, 2026

Commission File Number of issuing entity:  333-264933
Central Index Key Number of issuing entity: 0001552111

BARCLAYS DRYROCK ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-264933-01
Central Index Key Number of depositor: 0001551964

BARCLAYS DRYROCK FUNDING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001551423

BARCLAYS BANK DELAWARE

(Exact name of sponsor as specified in its charter)

Matthew Renwick, Phone: 929-694-1558
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association	19890
Rodney Square North	(Zip Code)
1100 North Market Street
Wilmington, DE
(Address of principal executive offices of issuing entity)

(302) 651-1000
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates as set forth in the distribution reports attached hereto as Exhibit 99 is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Barclays Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from July 1, to July 31, 2026 for the Barclays Dryrock Issuance Trust. Barclays Dryrock Funding LLC’s most recent Form ABS-15G was filed on February 6, 2026.

With respect to the information required by Item 1121(d) and Item 1121(e) of Regulation AB, Barclays Dryrock Funding LLC has no activity to report for the period from July 1, to July 31, 2026.

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PART II – OTHER INFORMATION

ITEM 10 – Exhibits

Exhibit 99 Monthly Servicers’ Certificate and Monthly Noteholders’ Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 18, 2026

BARCLAYS DRYROCK FUNDING LLC (Depositor) By: /s/ Matthew Renwick
Name: Matthew Renwick Title: President